INVENTORY (Table)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory	At December 31, 2017 and 2016, inventory consisted of the following:
	December 31, 2017	December 31, 2016
Raw materials	$7,269	$186
Finished goods	3,224	10,765
Inventory	$10,493	$10,951